Warrants - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 D $ / shares shares	Dec. 31, 2021 shares
Warrants
Number of shares per warrant (in shares) | shares	1
Price of warrant (in usd per warrant)	$ 11.50
Threshold period days after the completion of the initial Business Combination for exercise of warrants	30 days
Threshold period for filling registration statement after business combination	5 years
Public warrants
Warrants
Number of warrants outstanding | shares	7,500,000	7,500,000
Period for filling registration statement after business combination	15 days
Period of time after which warrant holder may do cashless exercise	60 days
Public warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Warrants
Redemption price per public warrant (in dollars per share)	$ 0.01
Redemption period	30 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00
Threshold trading days for redemption of public warrants	20 days
Minimum threshold written notice period for redemption of public warrants	30 days
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%
Public warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Warrants
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	180.00%
Public warrants | Class A Common stock
Warrants
Stock price (usd per share)	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%
Threshold consecutive trading days for redemption of public warrants | D	20
Private Placement Warrants
Warrants
Number of warrants outstanding | shares	3,500,000	3,500,000